COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2013
COMMITMENTS AND CONTINGENCIES
Schedule of future aggregate minimum lease payments under non-cancelable operating lease agreements

Years ending December 31:
2014	17,577,542
2015	17,999,499
2016	17,243,539
2017	17,009,860
2018 and thereafter	165,979,471

Total	235,809,911